Acquisition of businesses - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2007	Dec. 31, 2020
Business Acquisition [Line Items]
Length of MFAs	20 years
First Ten Years
Business Acquisition [Line Items]
First franchise fee payment period		10 years
Royalty fee (as a percent)		5.00%
Next Five Years
Business Acquisition [Line Items]
Royalty fee (as a percent)		6.00%
Subsequent period of the agreement		5 years
Last Five Years
Business Acquisition [Line Items]
Royalty fee (as a percent)		7.00%
Subsequent period of the agreement		5 years
Latin America and Caribbean McDonald's
Business Acquisition [Line Items]
Final purchase price	$ 698,080